TRANSACTIONS WITH RELATED PARTIES (Details Textual) (Epic Pharma Llc [Member], USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Related Party Transaction, Purchases from Related Party	$ 476,323	$ 895,745
Related Party Transaction, Expenses from Transactions with Related Party	133,003	73,440
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	275,768
Development Services Revenue [Member]
Revenue from Related Parties		25,000
Asset Retirement Sales Revenue [Member]
Revenue from Related Parties		30,000
Excess Raw Material Sales Revenue [Member]
Revenue from Related Parties		2,903
Abbreviated New Drug Application (ANDA) [Member]
Related Party Transaction, Purchases from Related Party	450,000
Property, Plant and Equipment, Other Types [Member]
Related Party Transaction, Purchases from Related Party	52,000	140,000
Inventories [Member]
Related Party Transaction, Purchases from Related Party	$ 15,552	$ 232,305